Restructuring and Relocation - HQ Relocation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Reserve Roll Forward
Amounts expensed	$ 480,000	$ 35,429,000	$ 5,852,000
Headquarters relocation
Restructuring Cost and Reserve [Line Items]
Number of position expected to relocate			300
Restructuring and related cost, cost incurred to date		26,000,000
Restructuring and related costs, cost incurred to date, capital expenditures		5,000,000
Restructuring Reserve Roll Forward
Beginning balance	3,027,000	5,655,000	0
Amounts expensed	513,000	19,704,000	5,852,000
Amounts paid	(3,540,000)	(22,332,000)	(197,000)
Ending balance	0	3,027,000	5,655,000
Headquarters relocation | One-time Termination Costs
Restructuring Reserve Roll Forward
Beginning balance	2,031,000	5,303,000	0
Amounts expensed	(49,000)	2,527,000	5,303,000
Amounts paid	(1,982,000)	(5,799,000)	0
Ending balance	0	2,031,000	5,303,000
Headquarters relocation | Relocation, Recruiting, and Other Costs
Restructuring Reserve Roll Forward
Beginning balance	1,078,000	244,000	0
Amounts expensed	480,000	13,129,000	265,000
Amounts paid	(1,558,000)	(12,295,000)	(21,000)
Ending balance	0	1,078,000	244,000
Headquarters relocation | Total Exit Costs
Restructuring Reserve Roll Forward
Beginning balance	3,109,000	5,547,000	0
Amounts expensed	431,000	15,656,000	5,568,000
Amounts paid	(3,540,000)	(18,094,000)	(21,000)
Ending balance	0	3,109,000	5,547,000
Headquarters relocation | Other Relocation Costs
Restructuring Reserve Roll Forward
Beginning balance	(82,000)	108,000	0
Amounts expensed	82,000	4,048,000	284,000
Amounts paid	0	(4,238,000)	(176,000)
Ending balance	$ 0	$ (82,000)	$ 108,000
Other restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring And Related Costs, Expected Number Of Additional Positions Relocated From Elsewhere in the US			100